INCOME TAXES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Non Operating Loss Carryforwards	$ 288,000	$ 223,000
Two Thousand and Twenty Eight [Member]
Non Operating Loss Carryforwards	158,000
Two Thousand and Twenty Nine [Member]
Non Operating Loss Carryforwards	67,000
Two Thousand and Thirty [Member]
Non Operating Loss Carryforwards	$ 63,000